United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-23730
(Investment Company Act File Number)

Federated Hermes ETF Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-12-31

Date of Reporting Period: 2025-12-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Market Neutral ETF

NYSE Arca | MKTN

Annual Shareholder Report - December 31, 2025

A Portfolio of Federated Hermes ETF Trust

This annual shareholder report contains important information about the Federated Hermes MDT Market Neutral ETF (the "Fund") for the period of September 25, 2025 to December 31, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes MDT Market Neutral ETF	$52Footnote Reference*	1.91%
Footnote	Description
Footnote*	Based on operations for the period from September 25, 2025 to December 31, 2025. Expenses for the full year would be higher.

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE 3-Month US Treasury Bill Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.

Top Contributors to Performance

  Strong stock selection among companies with flat or worsening earnings to price ratios and neutral to high analyst conviction contributed positively to Fund relative performance.

  By sector, stock selection in Consumer Staples, Financials and Consumer Discretionary aided performance.

  Top individual Fund holdings that contributed positively to performance included a long position in Fiserv, Inc., and short positions in Strategy, Inc. and Oracle Corporation.

Top Detractors from Performance

  Weak stock selection among companies with a strong one-year return, positive analyst conviction, and flat or improving earnings to price ratios detracted from Fund relative performance.

  By sector, stock selection in Information Technology, Energy and Industrials detracted from performance.

  Top individual Fund holdings that detracted from performance were long positions in Advance Auto Parts, Inc. and Robolox Corporation, and a short position in MongoDB, Inc.

Annual Shareholder Report

Federated Hermes MDT Market Neutral ETF

Key Fund Statistics

  Net Assets$26,682,878
  Number of Investments397
  Portfolio Turnover59%
  Total Advisory Fees Paid$22,614

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(79.8%)
Common Stocks	85.7%
Cash Equivalents	94.2%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Utilities	1.5%
Real Estate	3.5%
Communication Services	3.6%
Consumer Staples	3.9%
Energy	4.4%
Materials	4.6%
Industrials	11.2%
Consumer Discretionary	15.3%
Financials	15.9%
Health Care	17.9%
Information Technology	18.2%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31423L875

Q457095-A (02/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $332,746

Fiscal year ended 2024 – $138,396

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,698 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $31,761 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $581,556

Fiscal year ended 2024 - $243,301

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
December 31, 2025

NYSE Arca | MKTN

Federated Hermes MDT Market Neutral ETF

A Portfolio of Federated Hermes ETF Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
December 31, 2025
Shares			Value
		COMMON STOCKS—85.7%
		Communication Services—4.5%
2,806	[1]	CarGurus, Inc.	$ 107,610
3,726		Fox Corp.	272,259
424	[1]	Live Nation Entertainment, Inc.	60,420
471	[1]	Pinterest, Inc.	12,194
1,328	[1]	Reddit, Inc.	305,268
2,526	[1]	ROBLOX Corp.	204,682
732		Sirius XM Radio, Inc.	14,636
3,865	[1]	Trade Desk, Inc./The	146,716
1,870	[1]	TripAdvisor, Inc.	27,227
349	[1]	Yelp, Inc.	10,606
3,478	[1]	ZoomInfo Technologies, Inc.	35,371
		TOTAL	1,196,989
		Consumer Discretionary—11.8%
10,526		Advance Auto Parts, Inc.	413,672
1,689	[1]	Amer Sports, Inc.	63,084
321	[1]	Birkenstock Holding PLC	13,129
10		Booking Holdings, Inc.	53,553
3,527	[1]	Capri Holdings Ltd.	86,059
2,914	[1]	Deckers Outdoor Corp.	302,094
167	[1]	Expedia Group, Inc.	47,313
3,001	[1]	Five Below, Inc.	565,268
2,546		General Motors Co.	207,041
1,831	[1]	Life Time Group Holdings, Inc.	48,668
44	[1]	Lululemon Athletica, Inc.	9,143
760	[1]	Norwegian Cruise Line Holdings Ltd.	16,963
155	[1]	O’Reilly Automotive, Inc.	14,137
1,009		Polaris, Inc., Class A	63,819
636		PVH Corp.	42,625
988	[1]	Revolve Group, Inc.	29,828
453	[1]	SharkNinja, Inc.	50,691
300		Steven Madden Ltd.	12,492
80		TJX Cos., Inc.	12,289
320	[1]	Ulta Beauty, Inc.	193,603
2,210	[1]	Under Armour, Inc., Class A	10,984
6,896		V.F. Corp.	124,680
9,581	[1]	Viking Holdings Ltd.	684,179
553	[1]	Wayfair, Inc.	55,527
211		Yum! Brands, Inc.	31,920
		TOTAL	3,152,761
		Consumer Staples—3.9%
271		Costco Wholesale Corp.	233,694
3,228	[1]	Dollar Tree, Inc.	397,076
6,295	[1]	Maplebear, Inc.	283,149
474		Philip Morris International, Inc.	76,030
95	[1]	Post Holdings, Inc.	9,410
175		Spectrum Brands Holdings, Inc.	10,339
279		Target Corp.	27,272
		TOTAL	1,036,970
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Energy—2.6%
534	[1]	Antero Resources Corp.	$ 18,402
705		Cheniere Energy, Inc.	137,045
1,300		EOG Resources, Inc.	136,513
935		Halliburton Co.	26,423
1,140		Murphy Oil Corp.	35,625
411	[1]	Oceaneering International, Inc.	9,876
3,009		PBF Energy, Inc.	81,604
120		Phillips 66	15,485
875	[1]	Seadrill Ltd.	30,275
236		Targa Resources, Inc.	43,542
1,567	[1]	Tidewater, Inc.	79,149
364		Weatherford International PLC	28,487
793		Williams Cos., Inc.	47,667
		TOTAL	690,093
		Financials—14.7%
438		Ameriprise Financial, Inc.	214,769
294	[1]	Arch Capital Group Ltd.	28,201
46		Assurant, Inc.	11,079
2,861		Bank of New York Mellon Corp.	332,134
955		Charles Schwab Corp.	95,414
9,959	[1]	Fiserv, Inc.	668,946
96		Globe Life, Inc.	13,427
1,155		Interactive Brokers Group, Inc., Class A	74,278
2,733		Jackson Financial, Inc.	291,474
2,206	[1]	LendingClub Corp.	41,782
436	[1]	LendingTree, Inc.	23,147
590		Live Oak Bancshares, Inc.	20,267
32		Mastercard, Inc.	18,268
234		Morgan Stanley	41,542
953		Northern Trust Corp.	130,170
4,887	[1]	PayPal Holdings, Inc.	285,303
311		Principal Financial Group, Inc.	27,433
698		PROG Holdings, Inc.	20,584
614		Progressive Corp., OH	139,820
2,574		Prudential Financial, Inc.	290,553
1,645	[1]	SoFi Technologies, Inc.	43,066
2,637		State Street Corp.	340,199
3,821	[1]	StoneCo Ltd.	56,513
1,487		Synchrony Financial	124,060
1,889		The Travelers Cos., Inc.	547,923
651	[1]	Toast, Inc.	23,117
106	[1]	WEX, Inc.	15,792
		TOTAL	3,919,261
		Health Care—15.8%
2,550		AbbVie, Inc.	582,649
841	[1]	Acadia Healthcare Co., Inc.	11,934
2,105	[1]	Align Technology, Inc.	328,696
437	[1]	Alnylam Pharmaceuticals, Inc.	173,773
672		Amgen, Inc.	219,952
879		Baxter International, Inc.	16,798
328	[1]	Biogen, Inc.	57,725
3,008	[1]	BioMarin Pharmaceutical, Inc.	178,765
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
1,695	[1]	Bridgebio Pharma, Inc.	$ 129,651
391		Cardinal Health, Inc.	80,350
591	[1]	Charles River Laboratories International, Inc.	117,893
3,167	[1]	Community Health Systems, Inc.	9,881
1,001		Dentsply Sirona, Inc.	11,441
2,509	[1]	Dexcom, Inc.	166,522
584	[1]	Doximity, Inc.	25,860
2,477	[1]	Elanco Animal Health, Inc.	56,055
623	[1]	Fulgent Genetics, Inc.	16,366
1,150	[1]	Guardant Health, Inc.	117,461
640	[1]	Halozyme Therapeutics, Inc.	43,072
986		Humana, Inc.	252,544
954	[1]	Illumina, Inc.	125,127
1,350	[1]	Incyte Genomics, Inc.	133,339
337	[1]	Insulet Corp.	95,789
14,962	[1]	Moderna, Inc.	441,229
2,767	[1]	NeoGenomics, Inc.	32,540
752	[1]	Omnicell, Inc.	34,066
585	[1]	Privia Health Group, Inc.	13,870
680	[1]	Regeneron Pharmaceuticals, Inc.	524,872
1,596	[1]	Sarepta Therapeutics, Inc.	34,346
1,955	[1]	Teladoc Health, Inc.	13,685
91		Teleflex, Inc.	11,106
85		UnitedHealth Group, Inc.	28,059
506	[1]	Veeva Systems, Inc.	112,954
845	[1]	Waystar Holding Corp.	27,674
		TOTAL	4,226,044
		Industrials—9.9%
76		Allegion PLC	12,101
647		Allison Transmission Holdings, Inc.	63,341
1,064	[1]	APi Group Corp.	40,709
266		Apogee Enterprises, Inc.	9,685
544	[1]	Astronics Corp.	29,507
615		Atmus Filtration Technologies, Inc.	31,925
335	[1]	BlueLinx Holdings, Inc.	20,579
970		Booz Allen Hamilton Holding Corp.	81,829
1,198		Delta Air Lines, Inc.	83,141
175	[1]	DXP Enterprises, Inc.	19,213
33		Eaton Corp. PLC	10,511
849	[1]	GE Vernova, Inc.	554,881
186	[1]	Generac Holdings, Inc.	25,365
46		General Dynamics Corp.	15,486
252		Leidos Holdings, Inc.	45,461
471		Masco Corp.	29,890
23		nVent Electric PLC	2,345
862		Paycom Software, Inc.	137,368
1,108		Pitney Bowes, Inc.	11,712
515	[1]	Proto Labs, Inc.	26,054
657	[1]	SkyWest, Inc.	65,969
633		Stanley Black & Decker, Inc.	47,019
355		Trane Technologies PLC	138,166
42	[1]	TransDigm, Inc.	55,854
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
5,293	[1]	Uber Technologies, Inc.	$ 432,491
1,748	[1]	United Airlines Holdings, Inc.	195,461
3,494		Veralto Corp.	348,631
572		Vertiv Holdings Co.	92,670
103		Xylem, Inc.	14,026
		TOTAL	2,641,390
		Information Technology—17.4%
39		Accenture PLC	10,464
1,432	[1]	Adobe, Inc.	501,186
2,182		Amkor Technology, Inc.	86,145
66		Analog Devices, Inc.	17,899
633	[1]	Arista Networks, Inc.	82,942
20	[1]	Atlassian Corp. PLC	3,243
608	[1]	Axcelis Technologies, Inc.	48,847
239	[1]	Braze, Inc.	8,195
310		Clear Secure, Inc.	10,875
999	[1]	Credo Technology Group Holding Ltd.	143,746
174	[1]	Crowdstrike Holdings, Inc.	81,564
1,306		Dell Technologies, Inc.	164,399
8,765	[1]	Enphase Energy, Inc.	280,918
357	[1]	EPAM Systems, Inc.	73,142
477	[1]	Fortinet, Inc.	37,879
267	[1]	Gitlab, Inc.	10,021
151	[1]	Globant S.A.	9,871
1,296	[1]	GoDaddy, Inc.	160,808
105	[1]	HubSpot, Inc.	42,137
442	[1]	Kyndryl Holdings, Inc.	11,740
635	[1]	Life360, Inc.	40,729
776	[1]	LiveRamp Holdings, Inc.	22,791
151	[1]	Lumentum Holdings, Inc.	55,657
39		Microsoft Corp.	18,861
1,545		NetApp, Inc.	165,454
1,935	[1]	Nutanix, Inc.	100,020
267	[1]	Okta, Inc.	23,088
2,000	[1]	ON Semiconductor Corp.	108,300
3,163	[1]	Palantir Technologies, Inc.	562,223
1,165	[1]	Palo Alto Networks, Inc.	214,593
2,081		Pegasystems, Inc.	124,277
219	[1]	Procore Technologies, Inc.	15,930
1,021	[1]	Pure Storage, Inc.	68,417
900	[1]	Q2 Holdings, Inc.	64,944
768	[1]	Qorvo, Inc.	64,904
87		Qualcomm, Inc.	14,881
172	[1]	Qualys, Inc.	22,859
384	[1]	RingCentral, Inc.	11,090
328	[1]	Rubrik, Inc.	25,085
1,800		Salesforce, Inc.	476,838
1,149		Skyworks Solutions, Inc.	72,858
238	[1]	Synaptics, Inc.	17,617
295		TD SYNNEX Corp.	44,318
370		Teradyne, Inc.	71,617
1,275	[1]	UiPath, Inc.	20,897
Annual Financial Statements and Additional Information

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
576	[1]	Varonis Systems, Inc.	$ 18,893
63		Western Digital Corp.	10,853
114	[1]	Zebra Technologies Corp., Class A	27,681
733	[1]	Zoom Communications, Inc.	63,251
1,384	[1]	Zscaler, Inc.	311,289
		TOTAL	4,646,236
		Materials—3.0%
487		Albemarle Corp.	68,881
1,275		Alcoa Corp.	67,753
8,736		Celanese Corp.	369,358
1,055		FMC Corp.	14,633
2,587		Mosaic Co./The	62,321
1,416		Newmont Corp.	141,388
210		Nucor Corp.	34,253
255		Steel Dynamics, Inc.	43,210
		TOTAL	801,797
		Real Estate—1.8%
3,849		American Healthcare REIT, Inc.	181,134
250	[1]	CBRE Group, Inc.	40,198
2,854		Kilroy Realty Corp.	106,654
1,596		SL Green Realty Corp.	73,209
1,319		Vornado Realty Trust LP	43,896
644	[1]	Zillow Group, Inc.	43,940
		TOTAL	489,031
		Utilities—0.3%
225		Duke Energy Corp.	26,372
320		Vistra Corp.	51,626
		TOTAL	77,998
		TOTAL COMMON STOCKS (IDENTIFIED COST $22,479,001)	22,878,570
		INVESTMENT COMPANY—94.2%
25,133,439		Federated Hermes Government Obligations Fund, Premier Shares, 3.68%[2] (IDENTIFIED COST $25,133,439)	25,133,439
		TOTAL INVESTMENT IN SECURITIES—179.9% (IDENTIFIED COST $47,612,440)[3]	48,012,009
		OTHER ASSETS AND LIABILITIES - NET—(79.9)%[4]	(21,329,131)
		NET ASSETS—100%	$26,682,878
SECURITIES SOLD SHORT—(79.8)%
Shares			Value
		Communication Services—(2.9)%
161	[1]	AST SpaceMobile, Inc.	$ 11,693
1,527	[1]	Charter Communications, Inc.	318,761
1,284		Comcast Corp., Class A	38,379
633	[1]	Echostar Holding Corp.	68,807
2,996	[1]	Magnite, Inc.	48,625
187	[1]	Take-Two Interactive Software, Inc.	47,878
1,088		TKO Group Holdings, Inc.	227,392
85		Walt Disney Co.	9,671
		TOTAL	771,206
		Consumer Discretionary—(12.3)%
8,737	[1]	Caesars Entertainment, Inc.	204,358
Annual Financial Statements and Additional Information

Shares			Value
		Consumer Discretionary—continued
3,325	[1]	CarMax, Inc.	$ 128,478
411	[1]	Carvana Co.	173,450
5,915	[1]	Cava Group, Inc.	347,151
4,458	[1]	Chipotle Mexican Grill, Inc.	164,946
677		Churchill Downs, Inc.	77,029
1,987		D. R. Horton, Inc.	286,188
890	[1]	Dave & Buster’s Entertainment, Inc.	14,427
6,584	[1]	DraftKings, Inc.	226,885
2,849	[1]	Driven Brands Holdings, Inc.	42,222
133	[1]	Duolingo, Inc.	23,342
781	[1]	Floor & Decor Holdings, Inc.	47,555
1,329		Flutter Entertainment PLC	285,788
550	[1]	Fox Factory Holding Corp.	9,411
2,998	[1]	GameStop Corp.	60,200
930		Garmin Ltd.	188,650
285		Genuine Parts Co.	35,044
343	[1]	G-III Apparel Group Ltd.	9,933
64	[1]	Grand Canyon Education, Inc.	10,644
261		Lennar Corp., Class A	26,831
121		Lithia Motors, Inc.	40,212
767		LKQ Corp.	23,163
94		Marriott International, Inc., Class A	29,163
141		Nike, Inc., Class B	8,983
254	[1]	On Holding AG	11,806
61	[1]	RH	10,928
131		Ross Stores, Inc.	23,598
308		Six Flags Entertainment Corp.	4,725
6,944		Starbucks Corp.	584,754
706		Wingstop, Inc.	168,374
		TOTAL	3,268,238
		Consumer Staples—(3.1)%
2,874	[1]	Bellring Brands, Inc.	76,822
681	[1]	elf Beauty, Inc.	51,783
549		Hershey Foods Corp.	99,907
7,839		Lamb Weston Holdings, Inc.	328,376
566	[1]	Performance Food Group Co.	50,895
2,602		Primo Brands Corp.	42,543
79		Procter & Gamble Co.	11,321
1,571	[1]	Sprouts Farmers Market, Inc.	125,161
585		Sysco Corp.	43,109
		TOTAL	829,917
		Energy—(3.5)%
182		Chevron Corp.	27,739
3,045		ConocoPhillips	285,042
4,110		Diamondback Energy, Inc.	617,856
378		Viper Energy, Inc.	14,602
		TOTAL	945,239
		Financials—(12.6)%
171	[1]	Affirm Holdings, Inc.	12,728
911		American Express Co.	337,024
444		Aon PLC	156,679
777		Ares Management Corp.	125,587
2,322		Bank of America Corp.	127,710
Annual Financial Statements and Additional Information

Shares			Value
		Financials—continued
1,287	[1]	Berkshire Hathaway, Inc., Class B	$ 646,911
896		Blackstone, Inc.	138,109
3,235	[1]	Block, Inc.	210,566
599		Blue Owl Capital, Inc.	8,949
223	[1]	Brookfield Asset Management Ltd.	11,683
3,540		Brown & Brown	282,138
381		Capital One Financial Co.	92,339
1,585		Citigroup, Inc.	184,954
5		Erie Indemnity Co.	1,433
433		Glacier Bancorp, Inc.	19,074
4,331		KKR & Co., Inc.	552,116
2,266	[1]	Remitly Global, Inc.	31,271
272		SEI Investments Co.	22,309
1,601	[1]	Shift4 Payments, Inc.	100,815
267	[1]	StoneX Group, Inc.	25,400
607		Truist Financial Corp.	29,870
4,191	[1]	Upstart Holdings, Inc.	183,272
572		Webster Financial Corp. Waterbury	36,002
201		Wells Fargo & Co.	18,733
229		Western Alliance Bancorp	19,252
		TOTAL	3,374,924
		Health Care—(14.3)%
1,538	[1]	10X Genomics, Inc.	25,085
3,563	[1]	Apellis Pharmaceuticals, Inc.	89,503
925	[1]	Arrowhead Pharmaceuticals, Inc.	61,411
471	[1]	Axsome Therapeutics, Inc.	86,023
2,462		Becton Dickinson & Co.	477,800
974	[1]	Biohaven Ltd.	10,996
11,126	[1]	Centene Corp.	457,835
1,687	[1]	Cytokinetics, Inc.	107,192
1,525		Danaher Corp.	349,103
1,101	[1]	HealthEquity, Inc.	100,863
4,531	[1]	Hims & Hers Health, Inc.	147,122
137	[1]	Hologic, Inc.	10,205
706	[1]	Immunovant, Inc.	17,947
231	[1]	Inspire Medical Systems, Inc.	21,305
167	[1]	Madrigal Pharmaceuticals, Inc.	97,251
688	[1]	Masimo Corp.	89,481
242	[1]	Molina Healthcare, Inc.	41,997
719	[1]	PTC Therapeutics, Inc.	54,615
391	[1]	Repligen Corp.	64,069
2,520	[1]	Revolution Medicines, Inc.	200,718
838	[1]	Scholar Rock Holding Corp.	36,914
3,717	[1]	Summit Therapeutics, Inc.	65,010
530	[1]	Tempus AI, Inc.	31,297
1,061		Thermo Fisher Scientific, Inc.	614,796
829	[1]	TransMedics Group, Inc.	100,848
3,163	[1]	Ultragenyx Pharmaceutical, Inc.	72,749
6,309	[1]	Vaxcyte, Inc.	291,097
615	[1]	Viking Therapeutics, Inc.	21,636
189		West Pharmaceutical Services, Inc.	52,001
87		Zimmer Biomet Holdings, Inc.	7,823
		TOTAL	3,804,692
Annual Financial Statements and Additional Information

Shares			Value
		Industrials—(8.9)%
64		3M Co.	$ 10,246
1,256		Aaon, Inc.	95,770
300	[1]	Aerovironment, Inc.	72,567
618	[1]	Ameresco, Inc.	18,101
922	[1]	Avis Budget Group, Inc.	118,311
81	[1]	Axon Enterprise, Inc.	46,002
154	[1]	Builders Firstsource, Inc.	15,845
77		Carpenter Technology Corp.	24,243
79		Caterpillar, Inc.	45,257
501	[1]	CBIZ, Inc.	25,275
3,131		Concentrix Corp.	130,187
2,558	[1]	Copart, Inc.	100,146
329	[1]	Core & Main, Inc.	17,098
1,117		Fastenal Co.	44,825
70	[1]	FTI Consulting, Inc.	11,958
1,693	[1]	GXO Logistics, Inc.	89,120
101		Herc Holdings, Inc.	14,986
23		Huntington Ingalls Industries, Inc.	7,822
1,672		Ingersoll-Rand, Inc.	132,456
109	[1]	Kirby Corp.	12,010
2,160		Knight-Swift Transportation Holdings, Inc.	112,925
402	[1]	Mercury Systems, Inc.	29,350
81		Old Dominion Freight Lines, Inc.	12,701
1,422		PACCAR, Inc.	155,723
5,019	[1]	QXO, Inc.	96,816
881	[1]	Rocket Lab Corp.	61,459
311		RTX Corp.	57,037
914	[1]	Saia, Inc.	298,439
330		United Parcel Service, Inc.	32,733
2,110		Verisk Analytics, Inc.	471,986
237	[1]	Vicor Corp.	25,975
		TOTAL	2,387,369
		Information Technology—(14.5)%
1,837	[1]	Advanced Micro Devices, Inc.	393,412
2,431	[1]	Allegro MicroSystems, Inc.	64,130
371	[1]	Appian Corp.	13,141
326		Applied Materials, Inc.	83,779
138		Broadcom, Inc.	47,762
5,612	[1]	Clearwater Analytics Holdings, Inc.	135,361
180		Corning, Inc.	15,761
1,753	[1]	D-Wave Quantum, Inc.	45,841
686		Entegris, Inc.	57,796
822	[1]	First Solar, Inc.	214,731
297	[1]	Globalfoundries, Inc.	10,371
619	[1]	Impinj, Inc.	107,712
3,424	[1]	Intel Corp.	126,346
3,730	[1]	IonQ, Inc.	167,365
5,073		Marvell Technology, Inc.	431,104
34	[1]	MongoDB, Inc.	14,269
1,182	[1]	nCino, Inc.	30,306
739		NVIDIA Corp.	137,823
290		Oracle Corp.	56,524
313	[1]	Par Technology Corp.	11,356
Annual Financial Statements and Additional Information

Shares			Value
		Information Technology—continued
86	[1]	Sitime Corp.	$ 30,374
1,549	[1]	Sprout Social, Inc.	17,457
2,297	[1]	Strategy, Inc., Class A	349,029
1,368	[1]	Super Micro Computer, Inc.	40,041
1,487	[1]	Synopsys, Inc.	698,474
341		Ubiquiti Networks, Inc.	188,692
3,439	[1]	Unity Software, Inc.	151,901
11,485	[1]	Zeta Global Holdings Corp.	233,720
		TOTAL	3,874,578
		Materials—(3.7)%
1,438		Air Products & Chemicals, Inc.	355,215
17,668		Dow, Inc.	413,078
3,269		International Paper Co.	128,766
680		LyondellBasell Industries N.V.	29,444
828		Smurfit WestRock PLC	32,019
355		Westlake Corp.	26,248
		TOTAL	984,770
		Real Estate—(2.8)%
4,618		Alexandria Real Estate Equities, Inc.	226,005
21		Equinix, Inc.	16,089
1,369		Extra Space Storage, Inc.	178,271
3,321		Healthcare Realty Trust, Inc.	56,291
212		ProLogis, Inc.	27,064
3,901		Realty Income Corp.	219,899
723		Weyerhaeuser Co.	17,128
		TOTAL	740,747
		Utilities—(1.2)%
573		Brookfield Renewable Corp.	21,969
1,410		NextEra Energy, Inc.	113,195
166	[1]	Oklo, Inc.	11,912
1,467		Sempra Energy	129,521
131		Southwest Gas Holdings, Inc.	10,483
486		Xcel Energy, Inc.	35,896
		TOTAL	322,976
		Total Securities Sold Short (PROCEEDS $21,861,026)	$21,304,656
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended December 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$—
Purchases at Cost	$27,647,289
Proceeds from Sales	$(2,513,850)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 12/31/2025	$25,133,439
Shares Held as of 12/31/2025	25,133,439
Dividend Income	$81,117
Annual Financial Statements and Additional Information

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $48,258,787.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of short sale transactions as of December 31, 2025.

Note: The categories of investments are shown as a percentage of net assets at December 31, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At December 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout the Period)
Period Ended 12/31/2025[1]
Net Asset Value, Beginning of Period	$24.87
Income From Investment Operations:
Net investment income (loss)[2]	0.18
Net realized and unrealized gain (loss)	0.68
TOTAL FROM INVESTMENT OPERATIONS	0.86
Less Distributions:
Distributions from net investment income	(0.07)
Net Asset Value, End of Period	$25.66
Total Return[3]	3.44%
Ratios to Average Net Assets:
Net expenses[4]	1.91%[5]
Net expenses excluding dividends and other expenses related to short sales	0.95%[5]
Net investment income	2.58%[5]
Expense waiver/reimbursement[6]	0.20%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,683
Portfolio turnover[7]	59%

1	Reflects operations for the period from September 25, 2025 (commencement of operations) to December 31, 2025.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investment in securities, at value including $25,133,439 of investments in affiliated holdings* (identified cost $47,612,440, including $25,133,439 of identified cost in affiliated holdings)	$48,012,009
Income receivable	5,710
Income receivable from affiliated holdings	47,640
Interest receivable on short positions	15,933
Total Assets	48,081,292
Liabilities:
Securities sold short, at value (proceeds $21,861,026)	21,304,656
Dividends payable on short positions	7,729
Payable to bank	3,491
Income distribution payable	68,120
Payable for investment adviser fee (Note 5)	12,414
Accrued expenses (Note 5)	2,004
Total Liabilities	21,398,414
Net assets for 1,040,000 shares outstanding	$26,682,878
Net Assets Consist of:
Paid-in capital	$26,347,434
Total distributable earnings (loss)	335,444
Net Assets	$26,682,878
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$26,682,878 ÷ 1,040,000 shares outstanding, no par value, unlimited shares authorized	$25.66

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Period Ended December 31, 20251

Investment Income:
Dividends (including $81,117 received from affiliated holdings*)	$97,834
Interest	18,055
TOTAL INCOME	115,889
Expenses:
Investment adviser fee (Note 5)	27,842
Share registration costs	2,004
Expenses related to short positions	24,696
TOTAL EXPENSES	54,542
Waiver/reimbursement of investment adviser fee (Note 5)	(5,228)
Net expenses	49,314
Net investment income	66,575
Realized and Unrealized Gain (Loss) on Investments and Short Sales:
Net realized loss on investments	(286,816)
Net realized loss on short sales	(332,134)
Net change in unrealized appreciation of investments	399,569
Net change in unrealized appreciation of securities sold short	556,370
Net realized and unrealized gain (loss) on investments and short sales	336,989
Change in net assets resulting from operations	$403,564

*	See information listed after the Fund’s Portfolio of Investments.
1	Reflects operations for the period from September 25, 2025 (commencement of operations) to December 31, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Period Ended 12/31/2025[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$66,575
Net realized gain (loss)	(618,950)
Net change in unrealized appreciation/depreciation	955,939
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	403,564
Distributions to Shareholders	(68,120)
Share Transactions:
Proceeds from sale of shares	31,499,934
Cost of shares redeemed	(5,152,500)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,347,434
Change in net assets	26,682,878
Net Assets:
Beginning of period	—
End of period	$26,682,878

1	Reflects operations for the period from September 25, 2025 (commencement of operations) to December 31, 2025.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
December 31, 2025
1. ORGANIZATION
Federated Hermes ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 23, 2011 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Hermes MDT Market Neutral ETF (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation while limiting exposure to general stock market risk.
Individual shares of the Fund are listed for trading on a national securities exchange during the trading day. The Fund’s primary listing exchange is NYSE Arca. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies, and when you buy or sell the Fund’s shares in the secondary market, you will pay or receive the market price. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged.
Shares of the Fund may only be acquired through the Fund’s distributor and redeemed directly with the Fund by or through Authorized Participants in large blocks called Creation Units or multiples thereof. Authorized Participants are registered clearing agents that enter into an agreement with the Fund’s distributor to transact in Creation Units. Purchases and redemptions of Creation Units will take place in-kind and/or for cash at the discretion of the Fund. The determination of whether purchases and redemptions of Creation Units will be for cash or in-kind depends primarily on the regulatory requirements and settlement mechanisms relevant to the Fund’s portfolio holdings and the Fund is not limited to engaging in in-kind transactions to any particular market circumstances.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities or ETFs listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based
Annual Financial Statements and Additional Information

on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $5,228 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended December 31, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2025, tax year 2025 remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the period ended December 31, 2025, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(332,134) and $556,370, respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity with respect to purchases and redemptions of Creation Units:
Period Ended 12/31/2025[1]
Shares sold	1,240,004
Shares issued to shareholders in payment of distributions declared	—
Shares redeemed	(200,004)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,040,000

1	Reflects operations for the period from September 25, 2025 (commencement of operations) to December 31, 2025.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the period ended December 31, 2025 was as follows:
2025
Ordinary income	$68,120
As of December 31, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$25,852
Net unrealized appreciation	$309,592
TOTAL	$335,444
At December 31, 2025, the cost of investments for federal tax purposes was $48,258,787. The net unrealized appreciation of all investments, including securities sold short for federal tax purposes was $309,592. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $592,859 and unrealized depreciation from investments for those securities having an excess of cost over value of $283,267. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for deferral of losses on wash sales and straddle loss deferrals.
Annual Financial Statements and Additional Information

At December 31, 2025, for federal income tax purposes, the Fund had $1,371 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.08% of the Fund’s average daily net assets. Under the advisory agreement, the Adviser has contractually agreed to pay all operating expenses of the Fund under a unitary fee structure, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Act, including distribution fees; (iv) Acquired Fund Fees and Expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the period ended December 31, 2025, the Adviser voluntarily waived $3,773 of its fee. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period ended December 31, 2025, the Adviser reimbursed $1,455.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The Adviser, not the Fund, pays FAS.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the period ended December 31, 2025, the Fund did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS or FSC) have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective March 1, 2026, total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, taxes, litigation expenses, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.83% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) March 1, 2027; or (b) the date of the Fund’s next effective Prospectus. Prior to March 1, 2026, the Fee Limit for the Fund was 0.95%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Fund’s Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended December 31, 2025, were as follows:
Purchases	$28,434,825
Sales	$5,669,008
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2025, there were no outstanding loans. During the period ended December 31, 2025, the program was not utilized.
8. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the
Annual Financial Statements and Additional Information

Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal period ended December 31, 2025, 8.7% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the period ended December 31, 2025, 10.3% qualify for the dividend received deduction available to corporate shareholders.
For the period ended December 31, 2025, 56.6% of total ordinary income distributions qualified as business interest income for purposes of 163(j) of the Code and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes MDT Market Neutral ETF and the Board of Trustees of Federated Hermes ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Market Neutral ETF (the Fund), a portfolio of Federated Hermes ETF Trust, including the portfolio of investments, as of December 31, 2025, the related statements of operations and changes in net assets for the period from September 25, 2025 (commencement of operations) to December 31, 2025 and the related notes (collectively, the financial statements) and the financial highlights for the period from September 25, 2025 to December 31, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations, changes in its net assets, and financial highlights for the period from September 25, 2025 to December 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent of the underlying fund. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
February 23, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–August 2025
Federated Hermes MDT Market Neutral ETF (the “Fund”)
At its meetings in August 2025 (the “August Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract (the “Contract”) between the Fund and Federated MDTA LLC (the “Adviser”). The Board’s determination to approve the Contract reflects the exercise of its business judgment regarding whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Hermes, Inc. (together with its affiliates, “Federated Hermes”), and is based on information requested by the Board and provided by Federated Hermes, as well as Federated Hermes’ recommendation to go forward with development of the Fund. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its August Meetings an independent written report regarding data related to the Fund’s proposed management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s proposed management fee and in determining to approve the Contract.
In addition to the materials that comprise and accompany the CCO Management Fee Report, the Board considered the materials and presentations provided by Federated Hermes and the CCO’s independent written report in connection with the Board’s annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by the Adviser and its affiliates (collectively, the “Federated Hermes Funds”) at its May 2025 meetings, as well as during the various meetings of the Board over the course of the year leading up to the August Meetings. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s proposed investment objective and strategies; (6) the Fund’s anticipated fees and expenses, including the proposed management fee and the overall estimated expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations; (7) the financial condition of Federated Hermes; (8) the Adviser’s projected profitability with respect to managing the Fund; (9) anticipated distribution and sales activity for the Fund; and (10) the use and allocation of brokerage commissions to be derived from trading the Fund’s portfolio securities (if any). The Board also considered the likely preferences and expectations of anticipated Fund shareholders.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark, and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that may accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board recognized that certain of the factors listed above (relating to such matters as anticipated Fund performance and any indirect benefits that may accrue to Federated Hermes as a result of the Adviser’s proposed relationship with the Fund) are essentially impossible to apply before the Fund has experienced any meaningful operating history. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Federated Hermes Funds and working with Federated Hermes on matters relating to the oversight of the Federated Hermes Funds.
In determining to approve the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Contract was based on a comprehensive consideration of all information provided to the Board. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the August Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the August Meetings.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of Federated Hermes to be dedicated to the Fund. In this regard, the Board evaluated, among other things, the proposed terms of the Contract and the full range of services to be provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that will be primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the proposed Fund. The Board considered the Adviser’s trade execution experience and capabilities. The Board also considered the Adviser’s anticipated ability to deliver competitive investment performance for the Fund when compared to the Fund’s Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board also considered its past experience with the Adviser with respect to the services it provides to other Federated Hermes Funds. The Board considered that Federated Hermes had been advising exchange-traded funds (“ETFs”) since 2021 and that the Adviser had extensive experience advising actively managed mutual funds, including a mutual fund with a similar investment strategy as the one proposed for the Fund. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from an investment in the Fund, rather than a traditional mutual fund. The Board also considered the resources devoted by Federated Hermes in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources that would be devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser.
Fund Investment Performance
The Board noted that the Fund is newly formed and has no prior performance history. The Board considered the investment performance of the Adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Fund’s proposed portfolio managers, the investment performance of Federated Hermes MDT Market Neutral Fund, a mutual fund which is also advised by the Adviser and has a similar investment strategy as the one proposed for the Fund (the “MDT Market Neutral Fund”). The Board also considered information comparing the MDT Market Neutral Fund’s performance to its benchmark. The Board also received additional information about the broad range of the portfolio management team’s investment experience and the team’s investment philosophy and process.
Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
Fund Expenses
The Board considered the proposed management fee and overall proposed expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the August Meetings. In this regard, the Board was presented with, and considered, information regarding the proposed contractual management fee rate, proposed net management fee rate, and anticipated total expense ratio relative to the MDT Market Neutral Fund’s gross and net management fee rate; and actively managed ETFs within the Morningstar category of peer funds that can be considered to be Equity Market Neutral or Long/Short Equity ETFs (the “Peer Group”).
The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the reasonableness of the Fund’s fees. The Board considered the CCO’s statement, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group. In this connection, the Board considered that the proposed quantitative focus of the management of the Fund may make fee and expense comparisons particularly difficult. The Board also noted information about structural, operational and other differences between ETFs and traditional mutual funds, including differences in the marketplace in which each type of product must compete.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Peer Group assisted the Board in its evaluation of the Fund’s proposed fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, anticipated to be chosen and maintained by the Fund’s anticipated shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered competition in the general ETF marketplace and the impact of market pressures on the price levels for actively managed ETFs such as the Fund.
Consistent with general ETF practice, the Board noted the Fund’s “unitary” fee structure, under which the Adviser would, in addition to providing investment management services, arrange for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Board considered that, other than the management fee, the Adviser would pay all operating expenses of the Fund, except for: (i) interest, taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes) and registration fees and expenses; (ii) expenses of the Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (iii) expenses incurred in connection with any distribution plan adopted by Federated Hermes ETF Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) acquired fund fees and expenses; (v) litigation expenses; (vi) proxy-related expenses; (vii) tax reclaim recovery expenses; and (viii) any expenses determined to be extraordinary expenses.
Based on these considerations, the Board concluded that the proposed fees and anticipated total expense ratio of the Fund, in conjunction with other matters considered, are reasonable in light of the services to be provided.

Profitability
The Board received and considered profitability information relating to the Fund. The Board considered that detailed cost allocation reports had not yet been projected for the Fund. The Board considered the CCO’s statement that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continue to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The Board considered that the Fund was new to Federated Hermes and noted the CCO’s statement that any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Hermes Fund and makes only rough estimates of the cost to launch a Federated Hermes Fund.
The Board also considered that the CCO reviewed information compiled by Federated Hermes and furnished to the Board comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board considered that the CCO noted that Federated Hermes regularly undertakes to establish new Federated Hermes Funds and maintains a number of other smaller Federated Hermes Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace.
The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s statement that Federated Hermes appeared financially sound, with the resources available to fulfill its obligations under the Contract.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board considered that any reduction in fixed costs associated with the management of the Fund would benefit the Adviser due to the unitary fee structure of the Fund, but that the unitary fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders. The Board noted the fee waiver arrangement proposed for the Fund. The Board also considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In connection with the Board’s governance of other Federated Hermes Funds, the Board regularly receives and considers information furnished by Federated Hermes regarding adviser-paid fees (commonly referred to as “revenue sharing” payments). The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of management fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund management fees with breakpoints that serve to reduce the fees as a fund attains a certain size. The Board noted that, as part of its future annual review of the Contract, it will review asset growth in the Fund, whether economies of scale that can be reasonably identified have been achieved, and the extent to which such economies of scale may be shared with Fund shareholders.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Market Neutral ETF

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423L875
Q457095 (2/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT Market Neutral ETF: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral ETF: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT Market Neutral ETF: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT Market Neutral ETF: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes ETF Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  February 23, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  February 23, 2026